Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Borrowings	$ 6,179	$ 6,178
Equity	26,129	24,200
Subordinated debt
Entity Information [Line Items]
Borrowings	6,179	6,178
Total capital	45,874	42,364
Innovative capital instruments
Entity Information [Line Items]
Borrowings	200	200
Shares
Entity Information [Line Items]
Equity	23,318	21,343
Participating account
Entity Information [Line Items]
Equity	496	457	$ 270
Non-controlling interests
Entity Information [Line Items]
Equity	76	161	$ 90
Contractual Service Margin	13,366	11,786
Preferred shares | Shares
Entity Information [Line Items]
Equity	$ 2,239	$ 2,239